Taxes on Income - Schedule of Significant Components of the Company’s Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Components Deferred Tax Assets [Abstract]
Net loss carryforward	$ 25,147	$ 22,032
Research and development costs	1,565	1,630
Other reserves and allowance	231	165
Total deferred tax assets	26,943	23,827
Valuation allowance	(26,943)	(23,827)
Net deferred tax asset